Quaker Small Cap Value Fund
Quaker Small Cap Value Fund
INVESTMENT OBJECTIVES
The Quaker Small-Cap Value Fund (the “Fund”) seeks to provide long-term growth of capital.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Quaker Funds.  More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 40 of the Fund’s Prospectus and in the “Shareholder Information” section on page 44 of the Trust’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Quaker Small Cap Value Fund	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Quaker Small Cap Value Fund		Class A	Class C	Institutional Class
Management Fees		1.00%	1.00%	1.00%
Distribution (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.64%	0.64%	0.64%
Shareholder Servicing Fees		0.04%	0.04%	0.04%
Total Other Expenses		0.68%	0.68%	0.68%
Acquired Fund Fees And Expenses	[1]	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses		1.98%	2.73%	1.73%
[1]	The Total Annual Fund Operating Expenses do not correlate to the "Ratio of expenses to average net assets, before fees waived" provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are those expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (including exchange traded funds("ETF's") and business development companies ("BDCs")). BDCs expenses are similar to the expenses paid by any operating company held by the Fund. The Fund's holdings in other investment companies (including ETF's) and BDCs are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value.

EXPENSE EXAMPLES
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Quaker Small Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	740	1,137	1,559	2,729
Class C	276	847	1,445	3,061
Institutional Class	176	545	939	2,041

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To achieve its investment objective, the Fund’s sub-adviser, Aronson Johnson Ortiz, LP (the “Sub-adviser”), will, under normal market conditions, employ the following strategies:

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Small-Cap Stocks.  The Fund invests at least 80% of its total assets in U.S. common stocks of companies with market capitalizations similar to the market capitalizations of companies included in the Russell 2000® Index and Russell 2500® Index.  The market capitalization of companies in the Russell 2000® Index ranged from approximately $ 35 million to $5.5 billion as of September 30, 2016.  The market capitalization of companies in the Russell 2500® Index ranged from approximately $35 million to $ 10.8 billion as of September 30, 2016.

•

Value Securities.  The Fund invests in companies considered by the Fund’s Sub-adviser to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics.

In selecting stocks for the portfolio, the Fund’s Sub-adviser focuses on asset-rich companies, selling at relatively low multiples of earnings, with proven and confident management, and earnings growth and price momentum.  The Fund will normally remain fully invested in these securities at all times, subject to a minimum cash balance maintained for operational purposes.

The Fund’s Sub-adviser screens a broad universe of U.S. securities to identify a subset of issuers with ample trading volume, at least three years of operating history, and market capitalizations similar to the companies in the Russell 2000® (the “benchmark”) and Russell 2500® indices.  The resulting stocks are divided into 34 industries.  Within each industry, the Sub-adviser identifies the most attractive stocks by considering a number of balance sheet and income statement criteria, as well as the effectiveness and outlook of management and measures of momentum.  The Sub-adviser then creates a portfolio that is sector-neutral to the benchmark.  The chosen securities attempt to maximize return but are well-diversified in terms of industry, fundamental characteristics, and other statistical measures of risk as compared to the blended characteristics of the Russell 2000® and the Russell 2500® indices.

PRINCIPAL INVESTMENT RISKS
As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

•

Common Stock Risk.  Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•

Small-Cap Stock Risk.  The Fund invests in companies with small market capitalizations (as described above).  Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may be less well known to the investment community, and may have more volatile share prices.  Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies.  As a result, small-capitalization stock prices have greater volatility than large company securities.

•

Value Securities Risk.  The Fund invests in companies that appear to be “undervalued” in the marketplace (i.e., trading at prices below the company’s true worth).  If the Fund’s perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

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Liquidity Risk. This is the risk that the market for a security or other investment cannot accommodate an order to buy or sell the security or other investment in the desired timeframe and/or at the desired price. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

PAST PERFORMANCE
The following bar chart displays the annual return of the Fund over the past ten years.  The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.  Fund performance shown does not reflect Class A Shares sales charges.  Performance would be lower if sales charges were included.  Past performance does not guarantee or predict future results.

Annual Total Returns – Class A Shares as of December 31, 2015

Highest Performing Quarter: 16.88% in 2nd quarter of 2009 Lowest Performing Quarter: -23.99% in 4th quarter of 2008 The Fund’s cumulative year-to-date return through September 30, 2016 was 4.87%.
Average Annual Total Returns as of December 31, 2015
The table shows the risks of investing in the Fund by illustrating how the average annual returns for 1-year, 5-years and 10-years for each class of the Fund before taxes compare to those of a broad-based securities market index.  In addition, after-tax returns are presented for Class A Shares of the Fund.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table.  In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns for the other classes of shares will vary from the Class A Shares after-tax returns shown.  Past performance (before and after taxes) is not an indication of future results.  Updated performance information for the Fund is available on the Trust’s website at www.quakerfunds.com or by calling toll-free 800-220-8888.

Average Annual Returns - Quaker Small Cap Value Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	(8.90%)	8.27%	5.32%	Nov. 25, 1996
Class C	Class C Return Before Taxes	(4.34%)	8.68%	5.12%	Jul. 28, 2000
Institutional Class	Institutional Class Return Before Taxes	(3.36%)	9.77%	6.18%	Sep. 12, 2000
After Taxes on Distributions | Class A	Class A Return After Taxes on Distributions	(10.55%)	7.48%	4.26%
After Taxes on Distributions and Sale of Fund Shares | Class A	Class A Return After Taxes on Distributions and Sale of Fund Shares	(3.64%)	6.42%	4.04%
Russell 2000® Index	Russell 2000® Index	(4.41%)	9.19%	6.80%